NATURE OF OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 19, 2020	Jan. 31, 2020	Aug. 31, 2019	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 04, 2014
Subsidiary, Sale of Stock [Line Items]
Per share price					$ 12
Additional ordinary shares purchased						937,500
Procceds from Initial public offering, net of issuance costs					$ 10,613	$ 78,775
Outstanding promissory note converted into ordinary shares				5,444,825	5,444,825
Accumulated deficit					$ (152,073)	$ (127,464)
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued	2,091,908
Per share price	$ 11.00
Net proceeds from issuance of ordinary shares and warrants	$ 21,500	$ 21,500
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued						6,250,000
Per share price						$ 12
Procceds from Initial public offering, net of issuance costs						$ 78,800
FPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued			1,437,500
Per share price			$ 8.00
Additional ordinary shares purchased			187,500
Net proceeds from issuance of ordinary shares and warrants			$ 10,600
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued	454,628
Net proceeds from issuance of ordinary shares and warrants	$ 5,000	$ 5,000
Controlling Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of acquired shares								100.00%